FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF

REGISTERED MANAGEMENT INVESTMENT COMPANY

                                                       Investment Company Act file number__811-01700

     Franklin Gold and Precious Metals Fund

(Exact name of registrant as specified in charter)

     One Franklin Parkway, San Mateo, CA 94403-1906

(Address of principal executive offices) (Zip code)

Craig S. Tyle, One Franklin Parkway, San Mateo, CA 94403-1906

(Name and address of agent for service)

Registrant's telephone number, including area code: _650 312-2000

Date of fiscal year end: _7/31

Date of reporting period: 4/30/12

Item 1. Schedule of Investments.

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Quarterly Statement of Investments | See Notes to Statement of Investments.

Franklin Gold and Precious Metals Fund

Statement of Investments, April 30, 2012 (unaudited) *(continued)*

[a,b]Platinum Group Metals Ltd.	Canada	4,500,000	6,379,424
[a,b,c]Platinum Group Metals Ltd., 144A	Canada	10,776,000	15,276,594
[a,c]Royal Bafokeng Platinum Ltd., 144A	South Africa	950,000	7,396,659
			240,017,985
Silver Mines 7.4%			
Fresnillo PLC	United Kingdom	2,191,100	55,516,715
Hochschild Mining PLC	United Kingdom	3,600,000	29,304,351
[a]MAG Silver Corp.	Canada	1,200,000	11,969,014
Pan American Silver Corp.	Canada	1,538,505	30,016,233
Silver Wheaton Corp.	Canada	950,000	29,003,500
[a]Tahoe Resources Inc.	Canada	251,000	4,724,915
[a,c]Tahoe Resources Inc., 144A	Canada	2,133,000	40,152,367
			200,687,095
Total Common Stocks and Other Equity Interests (Cost $1,907,429,264)			2,708,073,161
		Principal Amount	
Convertible Bonds (Cost $1,491,202) 0.1%			
Non-Energy Minerals 0.1%			
[c]First Uranium Corp., cvt., senior secured note, 144A, 7.00%, 3/31/13	Canada	1,500,000 CAD	1,463,470
Total Investments before Short Term Investments (Cost $1,908,920,466)			2,709,536,631
		Shares	
Short Term Investments (Cost $6,614,894) 0.3%			
Money Market Funds 0.3%			
[a,e]Institutional Fiduciary Trust Money Market Portfolio	United States	6,614,894	6,614,894
Total Investments (Cost $1,915,535,360) 99.9%			2,716,151,525
Other Assets, less Liabilities 0.1%			3,402,029
Net Assets 100.0%			$ 2,719,553,554

[a]Non-income producing.
[b]See Note 5 regarding holdings of 5% voting securities.
[c]Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be sold in transactions exempt from registration only to qualified institutional buyers or in a public offering registered under the Securities Act of 1933. These securities have been deemed liquid under guidelines approved by the Fund's Board of Trustees. At April 30, 2012, the aggregate value of these securities was $482,682,760, representing 17.75% of net assets.
[d]See Note 4 regarding restricted securities.
[e]The Institutional Fiduciary Trust Money Market Portfolio is managed by the Fund's investment manager.

ABBREVIATIONS

Currency

AUD - Australian Dollar
CAD - Canadian Dollar
GBP - British Pound
HKD - Hong Kong Dollar
USD - United States Dollar

Selected Portfolio

ADR - American Depositary Receipt
CDI - Clearing House Electronic Subregister System Depositary Interest

Franklin Gold and Precious Metals Fund

Notes to Statement of Investments (unaudited)

1. ORGANIZATION

Franklin Gold and Precious Metals Fund (Fund) is registered under the Investment Company Act of 1940, as amended, (1940 Act) as an open-end investment company.

2. FINANCIAL INSTRUMENT VALUATION

The Fund's investments in securities and other financial instruments are carried at fair value daily. Fair value is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants on the measurement date. Under procedures approved by the Fund’s Board of Trustees (the Board), the Fund’s administrator, investment manager and other affiliates have formed the Valuation and Liquidity Oversight Committee (VLOC). The VLOC provides administration and oversight of the Fund's valuation policies and procedures, which are approved annually by the Board. Among other things, these procedures allow the Fund to utilize independent pricing services, quotations from securities and financial instrument dealers, and other market sources to determine fair value.

Equity securities listed on an exchange or on the NASDAQ National Market System are valued at the last quoted sale price or the official closing price of the day, respectively. Foreign equity securities are valued as of the close of trading on the foreign stock exchange on which the security is primarily traded, or the NYSE, whichever is earlier. The value is then converted into its U.S. dollar equivalent at the foreign exchange rate in effect at the close of the NYSE on the day that the value of the security is determined. Over-the-counter securities are valued within the range of the most recent quoted bid and ask prices. Securities that trade in multiple markets or on multiple exchanges are valued according to the broadest and most representative market. Certain equity securities are valued based upon fundamental characteristics or relationships to similar securities. Investments in open-end mutual funds are valued at the closing net asset value.

Debt securities generally trade in the over-the-counter market rather than on a securities exchange. The Fund's pricing services use multiple valuation techniques to determine fair value. In instances where sufficient market activity exists, the pricing services may utilize a market-based approach through which quotes from market makers are used to determine fair value. In instances where sufficient market activity may not exist or is limited, the pricing services also utilize proprietary valuation models which may consider market characteristics such as benchmark yield curves, credit spreads, estimated default rates, anticipated market interest rate volatility, coupon rates, anticipated timing of principal repayments, underlying collateral, and other unique security features in order to estimate the relevant cash flows, which are then discounted to calculate the fair value. Securities denominated in a foreign currency are converted into their U.S. dollar equivalent at the foreign exchange rate in effect at the close of the NYSE on the date that the values of the foreign debt securities are determined.

The Fund has procedures to determine the fair value of securities and other financial instruments for which market prices are not reliable or readily available. Under these procedures, the VLOC convenes on a regular basis to review such securities and considers a number of factors, including significant unobservable valuation inputs, when arriving at fair value. The VLOC primarily employs a market-based approach which may use related or comparable assets or liabilities, recent transactions, market multiples, book values, and other relevant information for the investment to determine the fair value of the investment. An income-based valuation approach may also be used in which the anticipated future cash flows of the investment are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Due to the inherent uncertainty of valuations of such investments, the fair values may differ significantly from the values that would have been used had an active market existed. The VLOC employs various methods for calibrating these valuation approaches including a regular review of key inputs and assumptions, transactional back-testing or disposition analysis, and reviews of any related market activity.

Trading in securities on foreign securities stock exchanges and over-the-counter markets may be completed before the daily close of business on the NYSE. Occasionally, events occur between the time at which trading in a foreign security is completed and the close of the NYSE that might call into question the reliability of the value of a portfolio security held by the Fund. As a result, differences may arise between the value of the Fund’s portfolio securities as determined at the foreign market close and

Item 2. Controls and Procedures.

(a) Evaluation of Disclosure Controls and Procedures. The Registrant maintains disclosure controls and procedures that are designed to ensure that information required to be disclosed in the Registrant’s filings under the Securities Exchange Act of 1934 and the Investment Company Act of 1940 is recorded, processed, summarized and reported within the periods specified in the rules and forms of the Securities and Exchange Commission. Such information is accumulated and communicated to the Registrant’s management, including its principal executive officer and principal financial officer, as appropriate, to allow timely decisions regarding required disclosure. The Registrant’s management, including the principal executive officer and the principal financial officer, recognizes that any set of controls and procedures, no matter how well designed and operated, can provide only reasonable assurance of achieving the desired control objectives.

Within 90 days prior to the filing date of this Quarterly Schedule of Portfolio Holdings on Form N-Q, the Registrant had carried out an evaluation, under the supervision and with the participation of the Registrant’s management, including the Registrant’s principal executive officer and the Registrant’s principal financial officer, of the effectiveness of the design and operation of the Registrant’s disclosure controls and procedures. Based on such evaluation, the Registrant’s principal executive officer and principal financial officer concluded that the Registrant’s disclosure controls and procedures are effective.

(b) Changes in Internal Controls. There have been no significant changes in the Registrant’s internal controls or in other factors that could significantly affect the internal controls subsequent to the date of their evaluation in connection with the preparation of this Quarterly Schedule of Portfolio Holdings on Form N-Q.

Item 3. Exhibits.

(a) Certification pursuant to Section 30a-2 under the Investment Company Act of 1940 of Laura F. Fergerson, Chief Executive Officer - Finance and Administration, and Gaston Gardey, Chief Financial Officer and Chief Accounting Officer.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

FRANKLIN GOLD AND PRECIOUS METALS FUND

By /s/ Laura F. Fergerson
Laura F. Fergerson

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Chief Executive Officer –
Finance and Administration
Date June 26, 2012

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By /s/ Laura F. Fergerson
Laura F. Fergerson
Chief Executive Officer –
Finance and Administration
Date June 26, 2012

By /s/ Gaston Gardey
Gaston Gardey
Chief Financial Officer and
Chief Accounting Officer
Date June 26, 2012

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